Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	12 Months Ended		16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2018	Mar. 31, 2016	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2020	Mar. 31, 2018	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000024777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		$ 10,000			$ 9,967		$ 10,025		$ 10,387		$ 10,678		$ 11,006		$ 10,560		$ 10,561		$ 10,683	$ 10,820	$ 11,267
C000188793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class F
Accumulated Value	$ 10,000		$ 10,293			$ 10,592		$ 10,922		$ 10,482		$ 10,487		$ 10,601		$ 10,728		$ 11,172
C000024775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with maximum 1.00% contingent deferred sales charge)
Accumulated Value		10,000			9,875		9,825		10,080		10,259		10,470		9,953		9,854		9,868	9,886	10,193
C000024774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with maximum 3.00% sales charge)
Accumulated Value		9,603			9,550		9,588		9,915		10,164		10,466		10,020		10,001		10,096	10,205	10,606
Bloomberg Hawaii Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Hawaii Municipal Bond Index
Accumulated Value	10,000	10,000	10,411		10,010	10,823	10,212	11,331	10,739	10,853	11,164	10,935	11,687	11,095	11,194	11,251	11,279	11,792	11,445	11,605	12,163
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,413		$ 10,015	$ 10,814	$ 10,282	$ 11,409	$ 10,835	$ 10,899	$ 11,252	$ 10,928	$ 11,872	$ 11,269	$ 11,342	$ 11,407	$ 11,371	$ 11,896	$ 11,726	$ 11,869	$ 12,379